Label	Element	Value
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	TAX-ADVANTAGED INCOME FUND
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Provide the highest level of income possible in a tax efficient manner.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	23.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Tax-Advantaged Income Fund will invest, under normal circumstances, at least 50% of its net assets in municipal securities, such as bonds, that pay interest that is exempt from federal income tax, including the alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as in Puerto Rico and other U.S. territories and possessions. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. Under most market conditions, a large percentage of the municipal securities in which the Fund invests will be below investment grade (junk bonds), but the Fund, without limitation, may invest in higher rated municipal securities.

To a lesser extent, the Fund will also invest in a full range of preferred stock with an emphasis on preferred securities that, at the time of issuance, are eligible to pay dividends that qualify for certain favorable federal income tax treatment, such as dividends that are treated as qualified dividend income and eligible for the dividends received deduction (in each instance, provided certain requirements and holding periods are satisfied, see "Taxes"). The amount invested in preferred stocks at any one time will depend on the attractiveness of the after-tax income stream produced by the preferred securities and will be less than 50% of the Fund's net assets. It is possible that the Fund could own no preferred securities if municipal securities produce a higher yield on an after-tax basis.

Although the Fund may invest a portion of its assets in securities other than municipal and preferred securities, the Fund will seek to purchase securities that generate income eligible for preferential tax treatment in the hands of shareholders. The Fund may also invest in convertible securities, securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended, and other privately placed securities, debt securities subject to federal income tax, common stock and open and closed-end funds. SEI Investments Management Corporation (SIMC or the Adviser) may directly invest up to 5% of the Fund's assets in closed-end bond funds.

The Fund uses a multi-manager approach to manage the Fund's portfolio under the general supervision of SIMC. Each sub-adviser (each, a Sub-Adviser and collectively, the Sub-Advisers) and, to the extent applicable, SIMC selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, each Sub-Adviser and, to the extent applicable, SIMC, will attempt to acquire securities that are underpriced relative to other eligible securities. Each Sub-Adviser and, to the extent applicable, SIMC, will seek to maintain duration of four to eleven years for the Fund's entire portfolio. The Fund may invest in securities subject to the alternative minimum tax or in taxable debt securities.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the Bloomberg U.S. Municipal Bond Index, and two additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the Bloomberg High Yield Municipal Bond Index and the Fund's 60/40 Blended Benchmark, which consists of the Bloomberg High Yield Municipal Bond Index (60%) and the Bloomberg U.S. Municipal Bond Index (40%). The Fund's Blended Benchmark is designed to reflect a useful comparison to the Fund's overall performance and more accurately reflect the Fund's investment strategy than the broad-based index.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Best Quarter: 7.11% (12/31/23) Worst Quarter: -5.95% (3/31/22) The Fund's Class F total return (pre-tax) from January 1, 2024 to September 30, 2024 was 7.31%.

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Class F total return (pre-tax)
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	7.31%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	7.11%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(5.95%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the Bloomberg U.S. Municipal Bond Index, and two additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the Bloomberg High Yield Municipal Bond Index and the Fund's 60/40 Blended Benchmark, which consists of the Bloomberg High Yield Municipal Bond Index (60%) and the Bloomberg U.S. Municipal Bond Index (40%). The Fund's Blended Benchmark is designed to reflect a useful comparison to the Fund's overall performance and more accurately reflect the Fund's investment strategy than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money on your investment in the Fund, just as you could with other investments.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Municipal Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Fixed Income Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | California/New York Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	California/New York Investment Risk — To the extent the Fund invests a material portion of its assets in issuers of California or New York municipal securities, the Fund's performance will be affected by the fiscal and economic health of the States of California or New York, their political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California or New York municipal issuers.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Convertible and Preferred Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Investment Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Private Placements Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Call Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Equity Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Extension Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Duration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Prepayment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Taxation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Taxation Risk — In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall. While the Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, if the Fund fails to meet this requirement, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders. The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to additional tax liabilities.
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.58%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,317
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Bloomberg High Yield Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg High Yield Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.44%
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.66%
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.09%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.17%
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	11.24%
Annual Return [Percent]	oef_AnnlRtrPct	5.50%
Annual Return [Percent]	oef_AnnlRtrPct	1.79%
Annual Return [Percent]	oef_AnnlRtrPct	8.52%
Annual Return [Percent]	oef_AnnlRtrPct	0.52%
Annual Return [Percent]	oef_AnnlRtrPct	10.21%
Annual Return [Percent]	oef_AnnlRtrPct	6.19%
Annual Return [Percent]	oef_AnnlRtrPct	4.72%
Annual Return [Percent]	oef_AnnlRtrPct	(12.13%)
Annual Return [Percent]	oef_AnnlRtrPct	6.87%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.10%
Performance Inception Date	oef_PerfInceptionDate	Sep. 04, 2007
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.30%
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.41%